Shareholders' Equity (Details) - Employee Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Summary of employees and directors share option activity
Number of options, Outstanding, Beginning balance	5,521,630
Number of options, Granted	1,823,911
Number of options, Exercised	(59,654)	(57,593)
Number of options, Expired and forfeited	(1,235,067)
Number of options, Outstanding, Ending balance	6,050,820
Number of options, Options vested and expected to vest	5,895,123
Number of options, Exercisable	4,630,420
Weighted average exercise price, Beginning period	$ 2.39
Weighted average exercise price, Granted	1.96
Weighted average exercise price, Exercised	1.56
Weighted average exercise price, Expired and forfeited	2.38
Weighted average exercise price, Ending balance	2.27
Weighted average exercise price, Options vested and expected to vest	2.28
Weighted average exercise price, Exercisable options	2.37
Weighted average fair value of options granted during period	$ 0.76
Weighted average remaining contractual term (years), Outstanding, Beginning period	3 years 11 months 15 days
Weighted average remaining contractual term (years), Outstanding, Ending period	3 years 6 months 21 days
Weighted average remaining contractual term (years), Options vested and expected to vest	3 years 6 months 10 days
Weighted average remaining contractual term (years), Exercisable options	3 years 2 months 16 days
Aggregate intrinsic value, Outstanding , Beginning balance	$ 1,141
Aggregate intrinsic value, Outstanding, Ending balance	2,498
Aggregate intrinsic value, Options vested and expected to vest	2,407
Aggregate intrinsic value, Exercisable options	$ 1,663